Debt issues (Tables)	12 Months Ended
Sep. 30, 2020
Debt issues
Schedule of debt issues and movement reconciliation

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Short-term debt
Own issuances	16,477	25,838	14,160	23,695
Total short-term debt	16,477	25,838	14,160	23,695
Long-term debt
Covered bonds	36,051	38,037	31,926	33,160
Senior	89,766	109,340	81,580	99,819
Securitisation	8,000	8,190	—	—
Structured notes	31	52	—	—
Total long-term debt	133,848	155,619	113,506	132,979
Total debt issues	150,325	181,457	127,666	156,674

Movement reconciliation ($m)
Balance at beginning of year	181,457	172,596	156,674	152,288
Issuances	34,766	61,484	27,487	50,375
Maturities, repayments, buy backs and reductions	(65,160)	(63,313)	(55,761)	(56,347)
Total cash movements	(30,394)	(1,829)	(28,274)	(5,972)
FX translation impact	(1,977)	6,713	(2,005)	6,514
Fair value adjustments	81	317	81	318
Fair value hedge accounting adjustments	1,038	3,512	1,076	3,376
Other (amortisation of bond issue costs, etc)	120	148	114	150
Total non-cash movements	(738)	10,690	(734)	10,358
Balance as at end of year	150,325	181,457	127,666	156,674

Schedule of debt issues by type and currency

Consolidated
$m	2020	2019
Short-term debt
Own issuances:
US commercial paper	13,864	19,950
Senior debt:
AUD	—	100
GBP	2,437	5,366
Other	176	422
Total own issuances	16,477	25,838
Total short-term debt	16,477	25,838
Long-term debt (by currency):
AUD	36,062	43,532
CHF	3,177	3,480
EUR	34,498	37,464
GBP	3,440	5,545
JPY	2,439	2,538
NZD	3,519	3,197
USD	45,917	54,490
Other	4,796	5,373
Total long-term debt	133,848	155,619

Summary of short-term borrowings

Consolidated
$m	2020	2019	2018
Short-term borrowings
US commercial paper
Maximum amount outstanding at any month end	21,639	26,879	28,331
Approximate average amount outstanding	18,462	22,502	23,315
Approximate weighted average interest rate on:
Average amount outstanding	1.4	2.8	2.0
Outstanding as at year end	0.4	3.2	2.5